Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Value Strategies Portfolio
September 30, 2021
VIPVS-NPRT3-1121
1.808798.117
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC Class C (a)	137,600	4,053,696
Media - 2.0%
Interpublic Group of Companies, Inc.	241,900	8,870,473
Nexstar Broadcasting Group, Inc. Class A	34,500	5,242,620
		14,113,093
TOTAL COMMUNICATION SERVICES		18,166,789
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.8%
Adient PLC (a)	135,600	5,620,620
Distributors - 1.2%
LKQ Corp. (a)	176,300	8,871,416
Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. (a)	163,100	6,166,811
Laureate Education, Inc. Class A	387,700	6,587,023
		12,753,834
Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment, Inc. (a)	82,900	9,308,012
Household Durables - 1.9%
Mohawk Industries, Inc. (a)	46,902	8,320,415
Taylor Morrison Home Corp. (a)	210,300	5,421,534
		13,741,949
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	127,600	8,889,892
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	49,900	4,776,428
Specialty Retail - 2.1%
Gap, Inc.	255,800	5,806,660
Rent-A-Center, Inc.	77,600	4,361,896
Sally Beauty Holdings, Inc. (a)(b)	258,800	4,360,780
		14,529,336
TOTAL CONSUMER DISCRETIONARY		78,491,487
CONSUMER STAPLES - 5.2%
Beverages - 1.0%
Primo Water Corp. (b)	452,800	7,118,016
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	126,400	6,941,888
Food Products - 1.7%
Bunge Ltd.	36,100	2,935,652
Darling Ingredients, Inc. (a)	130,263	9,365,910
		12,301,562
Household Products - 0.7%
Reynolds Consumer Products, Inc.	166,100	4,541,174
Tobacco - 0.8%
Altria Group, Inc.	124,400	5,662,688
TOTAL CONSUMER STAPLES		36,565,328
ENERGY - 6.3%
Energy Equipment & Services - 0.9%
Liberty Oilfield Services, Inc. Class A (a)(b)	536,404	6,506,581
Oil, Gas & Consumable Fuels - 5.4%
Canadian Natural Resources Ltd. (b)	407,700	14,906,511
Cheniere Energy, Inc.	114,300	11,163,681
Hess Corp.	149,300	11,661,823
		37,732,015
TOTAL ENERGY		44,238,596
FINANCIALS - 17.9%
Banks - 2.8%
East West Bancorp, Inc.	70,000	5,427,800
First Citizens Bancshares, Inc. (b)	8,600	7,251,262
Signature Bank	26,700	7,269,876
		19,948,938
Capital Markets - 5.0%
Ameriprise Financial, Inc.	41,400	10,934,568
Bank of New York Mellon Corp.	109,000	5,650,560
Lazard Ltd. Class A	188,314	8,624,781
LPL Financial	62,500	9,797,500
		35,007,409
Consumer Finance - 3.5%
OneMain Holdings, Inc.	158,400	8,764,272
SLM Corp.	428,500	7,541,600
Synchrony Financial	173,500	8,480,680
		24,786,552
Diversified Financial Services - 0.8%
Voya Financial, Inc.	98,600	6,053,054
Insurance - 5.8%
American Financial Group, Inc.	71,900	9,047,177
Arch Capital Group Ltd. (a)	228,900	8,739,402
Assurant, Inc.	57,900	9,133,725
Reinsurance Group of America, Inc.	42,900	4,773,054
The Travelers Companies, Inc.	58,900	8,953,389
		40,646,747
TOTAL FINANCIALS		126,442,700
HEALTH CARE - 6.2%
Health Care Providers & Services - 4.7%
Centene Corp. (a)	138,600	8,636,166
Cigna Corp.	72,600	14,531,616
Laboratory Corp. of America Holdings (a)	36,200	10,188,128
		33,355,910
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	78,100	4,621,177
Jazz Pharmaceuticals PLC (a)	43,000	5,599,030
		10,220,207
TOTAL HEALTH CARE		43,576,117
INDUSTRIALS - 18.4%
Aerospace & Defense - 0.7%
Curtiss-Wright Corp.	40,900	5,160,762
Air Freight & Logistics - 0.6%
FedEx Corp.	17,800	3,903,362
Building Products - 2.7%
Builders FirstSource, Inc. (a)	203,000	10,503,220
Jeld-Wen Holding, Inc. (a)	350,400	8,770,512
		19,273,732
Commercial Services & Supplies - 0.9%
The Brink's Co.	98,500	6,235,050
Construction & Engineering - 2.0%
Fluor Corp. (a)(b)	349,900	5,587,903
Willscot Mobile Mini Holdings (a)	262,900	8,339,188
		13,927,091
Machinery - 2.0%
Allison Transmission Holdings, Inc.	206,800	7,304,176
Crane Co.	75,000	7,110,750
		14,414,926
Marine - 0.8%
Kirby Corp. (a)	111,900	5,366,724
Professional Services - 3.6%
ASGN, Inc. (a)	57,900	6,550,806
KBR, Inc.	131,800	5,192,920
Manpower, Inc.	60,000	6,496,800
Nielsen Holdings PLC	368,400	7,069,596
		25,310,122
Road & Rail - 2.4%
Ryder System, Inc.	62,500	5,169,375
TFI International, Inc. (Canada)	67,200	6,874,922
XPO Logistics, Inc. (a)	58,700	4,671,346
		16,715,643
Trading Companies & Distributors - 2.7%
AerCap Holdings NV (a)	92,800	5,364,768
Beacon Roofing Supply, Inc. (a)	152,400	7,278,624
Univar, Inc. (a)	282,200	6,722,004
		19,365,396
TOTAL INDUSTRIALS		129,672,808
INFORMATION TECHNOLOGY - 5.8%
Electronic Equipment & Components - 1.3%
Flex Ltd. (a)	515,200	9,108,736
IT Services - 2.2%
DXC Technology Co. (a)	205,400	6,903,494
Unisys Corp. (a)	354,990	8,924,449
		15,827,943
Software - 2.3%
NCR Corp. (a)	157,300	6,096,948
SS&C Technologies Holdings, Inc.	146,000	10,132,400
		16,229,348
TOTAL INFORMATION TECHNOLOGY		41,166,027
MATERIALS - 8.5%
Chemicals - 3.4%
Axalta Coating Systems Ltd. (a)	291,000	8,494,290
Olin Corp.	191,201	9,225,448
Tronox Holdings PLC	272,900	6,726,985
		24,446,723
Construction Materials - 0.7%
Eagle Materials, Inc.	36,000	4,721,760
Containers & Packaging - 2.9%
Berry Global Group, Inc. (a)	114,500	6,970,760
Crown Holdings, Inc.	72,900	7,346,862
O-I Glass, Inc. (a)	432,600	6,173,202
		20,490,824
Metals & Mining - 1.5%
Arconic Corp. (a)	194,700	6,140,838
Constellium NV (a)	224,400	4,214,232
		10,355,070
TOTAL MATERIALS		60,014,377
REAL ESTATE - 9.9%
Equity Real Estate Investment Trusts (REITs) - 7.9%
American Tower Corp.	32,000	8,493,120
Americold Realty Trust	197,300	5,731,565
CubeSmart	312,200	15,126,090
Equinix, Inc.	13,600	10,745,768
Equity Lifestyle Properties, Inc.	194,900	15,221,689
		55,318,232
Real Estate Management & Development - 2.0%
Cushman & Wakefield PLC (a)	771,500	14,357,615
TOTAL REAL ESTATE		69,675,847
UTILITIES - 8.0%
Electric Utilities - 3.7%
Edison International	204,100	11,321,427
NRG Energy, Inc.	147,500	6,022,425
PG&E Corp. (a)	921,700	8,848,320
		26,192,172
Independent Power and Renewable Electricity Producers - 2.0%
The AES Corp.	466,200	10,643,346
Vistra Corp.	200,800	3,433,680
		14,077,026
Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	321,100	7,899,060
MDU Resources Group, Inc.	292,100	8,666,607
		16,565,667
TOTAL UTILITIES		56,834,865
TOTAL COMMON STOCKS (Cost $564,826,000)		704,844,941

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	2,918,312	2,918,895
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	29,919,749	29,922,741
TOTAL MONEY MARKET FUNDS (Cost $32,841,636)		32,841,636

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $597,667,636)	737,686,577
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(31,819,192)
NET ASSETS - 100.0%	705,867,385

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	12,362,829	185,793,496	195,237,434	4,626	4	-	2,918,895	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,395,842	101,037,071	72,510,172	5,133	-	-	29,922,741	0.1%
Total	13,758,671	286,830,567	267,747,606	9,759	4	-	32,841,636

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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